ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Contract assets	¥ 476,493	¥ 421,469
Less: Allowance for credit losses	(4,201)
Contract assets, net	¥ 472,292	¥ 421,469